Accounts payable (Tables)	12 Months Ended
Oct. 31, 2025
Accounts Payable [Abstract]
Schedule of Accounts Payable

Accounts payable consist of the following:

	October 31, 2025	October 31, 2024
Accounts payable to trade suppliers	$3,055,063	$1,909,791
Accounts payable to other suppliers	188,388	217,832
Accounts payable	$3,243,451	$2,127,623